Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, deferred tax adjustment percent	0.00%	0.00%	15.50%
Depreciation / property basis	$ (160.5)	$ (118.3)
Income taxes recoverable	14.4	17.1
Deferred Tax Liabilities, Regulatory Assets and Liabilities	(21.0)	(24.8)
Investment tax credit	0.6	0.6
Compensation and employee benefits	(1.7)	2.2
Intangibles	(0.4)	(0.4)
Long-term debt	(1.3)	(2.1)
Other	(7.3)	(8.0)
Net non-current liabilities	$ (177.2)	(133.7)
Deferred Tax Liabilities, net Non-current Including Discontinued Operations		$ 133.7